Debt (Narrative) (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 03, 2018	Dec. 31, 2019 USD ($) fiscal_quarter debt_covenant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 07, 2019 USD ($)	Apr. 30, 2018 USD ($)	Mar. 30, 2018 USD ($)	Jan. 03, 2018	Aug. 03, 2015 USD ($)
Debt Instrument [Line Items]
Current portion - long-term debt			$ 140.2
Unamortized adjustments to market value from purchase accounting			3.7
Letter Of Credit Sublimit			75.0
Line of Credit Facility, Additional Borrowing Capacity			50.0
Issuance of long-term debt			821.7	$ 0.0	$ 0.0
Unamortized Deferred Financing Costs	$ (4.3)		(5.9)	(4.3)
Current portion - long-term debt	103.6		$ 139.8	103.6
Debt Covenant, Leverage Ratio, Maximum			0.67
Debt Covenant, Interest Coverage Ratio, Minimum			2.25
Interest Coverage Ratio			3.20
Leverage Ratio			1.32
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum			0.65
Long Term Indebtedness, Less than or Equal to			$ 750.0
Total Debt to Total Capitalization Ratio			0.57
Debt Instrument, Unamortized Discount (Premium), Net	0.5		$ 1.0	0.5
Total Long-term Debt At Subsidiary With Purchase Accounting Adjustments	586.1		574.4	586.1
Long-term Debt, Excluding Current Maturities	1,372.3		1,223.3	1,372.3
Long-term Debt, Maturities, Repayments of Principal in Year Two			$ 380.2
Debt Covenant, Debt to EBITDA Ratio, Maximum			7.00
Debt to EBITDA Ratio			5.83
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Letter Of Credit Sublimit			$ 75.0
Line of Credit Facility, Additional Borrowing Capacity			100.0
Unamortized Deferred Financing Costs (Subsidiary)	(6.3)		(5.4)	(6.3)
Debt Instrument, Unamortized Discount (Premium), Net	$ 1.4		$ 2.7	1.4
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Jan. 01, 2049
Issuance of long-term debt			$ 425.0
Long-term Debt, Gross			425.0
Extinguishment of Debt, Amount			$ 435.0
Debt instrument interest percentage			3.95%
Senior Unsecured Notes At 6.80 Maturing On October 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 200.0
Make Whole Premium			$ 1.5				$ 5.1
Extinguishment of Debt, Amount			$ 99.0	$ 101.0
Debt instrument interest percentage	6.75%		6.75%	6.75%
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Aug. 24, 2022
Long-term Debt, Gross	$ 436.1		$ 0.0	$ 436.1
Eurodollar rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	3.25%			3.25%					2.00%
Base Rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	2.25%			2.25%					1.00%
Revolving Credit Agreement and Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant			2
Revolving Credit Agreement and Standby Letters of Credit [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter			4
Debt Covenant, Interest Coverage Ratio, Minimum			2.50
Interest Coverage Ratio			8.51
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum			0.67
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Feb. 01, 2061
Long-term Debt, Gross	$ 17.7		$ 17.5	$ 17.7
Debt instrument interest percentage			4.20%
Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Early prepayment rate		101.00%
Standard Repayment Rate	100.00%
Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Jul. 31, 2020
Bank Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				70.0
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Oct. 01, 2019
Long-term Debt, Gross	$ 99.0			99.0
Debt instrument interest percentage			6.75%
DPL Revolving Credit Agreement and Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant			2
Debt Instrument, Debt Covenant, Debt to EBITDA Ratio, Number of Quarters | fiscal_quarter			4
Debt Covenant, Interest Coverage Ratio, Minimum			2.50
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Oct. 01, 2021
Long-term Debt, Gross	780.0		$ 380.0	780.0		$ 780.0
Make Whole Premium			41.4
Extinguishment of Debt, Amount			$ 400.0
Debt instrument interest percentage			7.25%
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Sep. 01, 2031
Long-term Debt, Gross	15.6		$ 15.6	15.6
Debt instrument interest percentage			8.125%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				60.0
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 200.0
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End			Aug. 01, 2020
Long-term Debt, Gross			$ 140.0
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 1,475.9		$ 1,363.1	$ 1,475.9
Minimum [Member] | Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	2.67%		3.02%	2.67%
Minimum [Member] | One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	1.29%		2.49%	1.29%